UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Signia Capital Management LLC
Address: 108 N Washington St Ste 305
         Spokane WA  99201

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true correct and complete and that it is understood that all required items statements schedules lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David C. Krebs
Title:     Chief Compliance Officer
Phone:     (509)789-8977

Signature Place and Date of Signing:

      /s/  David C. Krebs     Spokane, WA     October 30 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     65

Form13F Information Table Value Total:     $210,962 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
NAME OF ISSUER_____________   		TITLE OF	CUSIP_____	VALUE__	SHARES/ 	SHR /	PUT /	INVSTMT	OTHER	VOTING AUTHORITY
 				CLASS	 	      (x$1000)	PRN_AMT 	PRN__	CALL	DSCRETN	MNGRS	SOLE____SHARED	NONE__
74:     4KIDS ENTERTAINMENT INC		COM	350865101	7006	398279	SH		SOLE		150142		248137
AGCO CP				COM	001084102	2493	49109	SH		SOLE		17977		31132
ALLIED CAPITAL CORP			COM	01903Q108	5206	177119	SH		SOLE		68439		108680
ANALOGIC CORP			COM	032657207	1356	21264	SH		SOLE		11570		9694
ANDREW CORP			COM	034425108	2296	165777	SH		SOLE		77948		87829
BASIN WATER INC			COM	07011T306	2691	227479	SH		SOLE		99031		128448
BIOSCRIP INC			COM	09069N108	6603	1028473	SH		SOLE		411849		616624
BOSTON SCIENTIFIC CORP		COM	101137107	992	71137	SH		SOLE		71137		0
BRONCO DRILLING CO INC		COM	112211107	1140	77020	SH		SOLE		42290		34730
CALGON CARBON CORP			COM	129603106	4488	321489	SH		SOLE		132011		189478
CALLAWAY GOLF CO			COM	131193104	3684	230119	SH		SOLE		92322		137797
CANDELA CORP			COM	136907102	2561	301653	SH		SOLE		127445		174208
CELESTICA INC			COM	15101Q108	4169	682368	SH		SOLE		290557		391811
ELECTRO RENT CORP			COM	285218103	2090	149174	SH		SOLE		60688		88486
ELECTRO SCIENTIFIC INDS INC		COM	285229100	4077	170176	SH		SOLE		66642		103534
FLEXTRONICS INTERNATIONAL LTD.		COM	Y2573F102	553	49483	SH		SOLE		49483		0
FRANKLIN STREET PROPERTIES C		COM	35471R106	5090	295071	SH		SOLE		113250		181821
FURNITURE BRANDS INTL		COM	360921100	4196	413851	SH		SOLE		155780		258071
HAIN CELESTIAL GROUP INC		COM	405217100	2085	64898	SH		SOLE		22891		42007
HALLIBURTON CO			COM	406216101	38	1000	SH		SOLE		1000		0
HITACHI LTD - SPONS ADR		ADR	433578507	955	14455	SH		SOLE		14455		0
HORIZON OFFSHORE INC		COM	44043J204	3517	213143	SH		SOLE		83137		130006
HRPT PROPERTIES TRUST		COM	40426W101	2857	288904	SH		SOLE		114439		174465
HYPERCOM CORP			COM	44913M105	3883	858999	SH		SOLE		322028		536971
IAMGOLD CORPORATION		COM	450913108	4550	524845	SH		SOLE		221989		302856
IDACORP INC COM			COM	451107106	2163	66051	SH		SOLE		27071		38980
ILINC COMM INC			COM	451724108	6	10000	SH		SOLE		10000		0
INFOCUS CORP			COM	45665B106	977	574451	SH		SOLE		111277		463174
INSITUFORM TECH CLA CM		COM	457667103	4071	267310	SH		SOLE		106983		160327
INTERNATIONAL COAL GROUP INC		COM	45928H106	4439	999878	SH		SOLE		401249		598629
INTERNATIONAL RECTIFIER CORP		COM	460254105	675	20446	SH		SOLE		3446		17000
INTERSECTIONS INC			COM	460981301	3823	374475	SH		SOLE		156169		218306
ION GEOPHYSICAL CORPORATION		COM	462044108	1443	104357	SH		SOLE		49762		54595
ISHARES TRUST RUSSELL 2000 IDX		COM	464287655	286	3570	SH		SOLE		3570		0
KEYTRONIC CORP			COM	493144109	6782	1455466	SH		SOLE		602228		853238
KNIGHT CAPITAL GROUP INC		COM	499005106	3722	311188	SH		SOLE		121971		189217
LAKELAND INDUSTRIES INC		COM	511795106	2793	238734	SH		SOLE		92297		146437
MEADWESTVACO CORP		COM	583334107	1293	43800	SH		SOLE		43800		0
MEMRY CORPORATION			COM	586263204	7739	4470599	SH		SOLE		1725769		2744830
MERIDIAN RES CP			COM	58977Q109	2756	1111423	SH		SOLE		495700		615723
MICROTEK MED HOLDING     INC		COM	59515b109	6715	1086611	SH		SOLE		422244		664367
MONTEREY GOURMET FOODS INC		COM	612570101	4837	1269427	SH		SOLE		477732		791695
ORANGE 21 INC.			COM	685317109	437	88164	SH		SOLE		45763		42401
OSI SYSTEMS INC			COM	671044105	3063	136058	SH		SOLE		57142		78916
PARLUX FRAGRANCES INC		COM	701645103	4017	1032549	SH		SOLE		362815		669734
PERCEPTRON INC			COM	71361F100	7586	526816	SH		SOLE		211379		315437
PHI INC				COM	69336T205	3647	120996	SH		SOLE		52391		68605
PIPER JAFFRAY COMPANIES		COM	724078100	4943	92215	SH		SOLE		38853		53362
PLANAR SYSTEMS INC			COM	726900103	5289	788254	SH		SOLE		335992		452262
RED LION HOTELS CORP		COM	756764106	2381	231349	SH		SOLE		99673		131676
RETRACTABLE TECHNOLOGIES INC		COM	76129W105	2607	1372088	SH		SOLE		529104		842984
STARRETT (L.S.) Co CL A		COM	855668109	2327	120562	SH		SOLE		40629		79933
STRATTEC SECURITY CORP.		COM	863111100	3650	77785	SH		SOLE		27440		50345
SUPERIOR INDUSTRIES INTL		COM	868168105	2993	137977	SH		SOLE		51812		86165
SYMMETRY MEDICAL INC		COM	871546206	3086	184796	SH		SOLE		78544		106252
SYMYX TECHNOLOGIES INC		COM	87155S108	2863	329457	SH		SOLE		125891		203566
SYNOVIS LIFE TECHNOLOGIES INC		COM	87162G105	1090	50541	SH		SOLE		7461		43080
TIER TECHNOLOGIES INC		COM	88650Q100	3843	376755	SH		SOLE		158431		218324
TIME WARNER INC			COM	887317105	526	28669	SH		SOLE		28669		0
TOPPS INC COM			COM	890786106	50	5190	SH		SOLE		5190		0
VISHAY INTERTECHNOLOGY INC		COM	928298108	4718	362069	SH		SOLE		151541		210528
WATSON PHARMACEUTICALS INC		COM	942683103	5488	169379	SH		SOLE		70015		99364
WCA WASTE			COM	92926K103	3940	487567	SH		SOLE		213750		273817
WEIS MARKETS INC			COM	948849104	4850	113619	SH		SOLE		42215		71404
WHITE ELECTRONIC DESIGNS		COM	963801105	4470	856379	SH		SOLE		361456		494923